Post-retirement benefit obligations - Sensitivity Analysis (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Sensitivity analysis
Cost inflation as premium over CPI	2.00%
South Africa | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 411	R 325
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (344)	R (280)
South Africa | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (329)	R (264)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 399	R 310
United States | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
United States | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (25)	R (38)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 34	R 47